Segment (Tables)	12 Months Ended
Dec. 31, 2025
Segment
Schedule of geographical analysis of sales revenue

	12/31/25	12/31/24
Switzerland	54,594	78,775
United Arab Emirates	49,979	62,632
Singapore	1,272	32,177
Republic of Korea	—	24,607
	105,845	198,191